Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 916,993	$ 898,713
Less: accumulated depreciation	(476,164)	(186,119)
Total	440,829	712,594
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	621,417	601,527
Office furniture, equipment and others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	74,104	74,578
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 221,472	$ 222,608